                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ]    is a restatement.
                                       [   ]adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:    Lepercq, de Neuflize & Co. Inc.
Address: 1675 Broadway
         New York, New York  10019


Form 13F File Number: 028-05525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Hartnedy
Title:   Treasurer
Phone:   (212) 698-0700

Signature, Place, and Date of Signing:

         /s/ Peter Hartnedy      New York, New York    8/10/01
         _______________________ _____________________ _________
              [Signature]           [City, State]       [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    None











































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     38

Form 13F Information Table Value Total:     $74,093
                                            [thousands]


List of Other Included Managers:  None







































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
                                                 LEPERCQ, DE NEUFLIZE & CO. INC.
                                                   FORM 13F INFORMATION TABLE
                                                          June 30, 2001

COLUMN 1                 COLUMN 2    COLUMN 3     COLUMN 4          COLUMN 5     COLUMN 6      COLUMN 7        COLUMN 8
--------                 --------    --------     --------          --------     --------      --------        --------

                         TITLE                    VALUE      SHRS OR  SH/ PUT    INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP        (X1000)    PRN AMT  PRN CALL   DISCRETION    MGRS      SOLE    SHARED    NONE
--------------           --------    -----        -------    -------  --------   ----------    -----     ----------------------
AOL Time Warner          COM        02364J104        5020      94725  SH         Sole                                       94725
American Express         COM        025816109        4446     114575  SH         Sole                                      114575
American General         COM        026351106        3254      70050  SH         Sole                                       70050
Anadarko Petroleum       COM                         1666      30900  SH         Sole                                       30900
Apache                   COM                          369       7275  SH         Sole                                        7275
Applied Materials        COM        038222105         599      12200  SH         Sole                                       12200
Atmel                    COM        049513104         394      29200  SH         Sole                                       29200
Bank One                 COM        06423A103         237       6625  SH         Sole                                        6625
Bank of New York         COM        064057102        2882      60050  SH         Sole                                       60050
Bristol-Myers Squibb     COM        110122108        4099      78375  SH         Sole                                       78375
Cisco Systems            COM        17275R102         694      38125  SH         Sole                                       38125
Comverse Technology      COM        205862402         620      10850  SH         Sole                                       10850
Devon Energy             COM                         2954      56275  SH         Sole                                       56275
Duke Energy              COM        264399106        2190      56150  SH         Sole                                       56150
EMC                      COM        268648102        2647      90500  SH         Sole                                       90500
El Paso Energy           COM        283695872        2433      46300  SH         Sole                                       46300
Exodus Communications    COM        302088109         444     215500  SH         Sole                                      215500
Exxon Mobil              COM        30231G102        1533      17550  SH         Sole                                       17550
GAP                      COM        364760108        1238      42700  SH         Sole                                       42700
General Electric         COM        369604103         836      17150  SH         Sole                                       17150
Gillette                 COM        375766102         878      30275  SH         Sole                                       30275
Global Crossing          COM        G3921A100         516      59750  SH         Sole                                       59750
Golden West Financial    COM        381317106         349       5434  SH         Sole                                        5434
Home Depot               COM        437076102        1188      25525  SH         Sole                                       25525
Intel                    COM        458140100         633      21650  SH         Sole                                       21650
JP Morgan Chase & Co     COM        616880100         408       9150  SH         Sole                                        9150
Johnson & Johnson        COM        478160104        5980     119600  SH         Sole                                      119600
Lattice Semiconductor    COM        518415104         369      15140  SH         Sole                                       15140
Merck                    COM        589331107        3151      49300  SH         Sole                                       49300
Ocean Energy             COM        67481E106        2818     161500  SH         Sole                                      161500
Pfizer                   COM        717081103        3708      92575  SH         Sole                                       92575
Qwest Communications
 Internati               COM        749121109        3044      95500  SH         Sole                                       95500
Radio Shack              COM        750438103         679      22275  SH         Sole                                       22275
Schlumberger ($)         COM        806857108        2263      42975  SH         Sole                                       42975
Sun Microsystems         COM        866810104        3385     215325  SH         Sole                                      215325
Texas Instruments        COM        882508104         590      18500  SH         Sole                                       18500
Viacom Class B           COM        925524308        4710      91014  SH         Sole                                       91014


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Walt Disney              COM        254687106         869      30075  SH         Sole                                       30075



















































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